Deferred Taxes - Schedule of Unrecognised Deferred Tax Asset Balance Roll Forward (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Belgium [member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in corporate tax rate	34.00%
Belgium [member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in corporate tax rate	25.00%
USA [member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in corporate tax rate	35.00%
USA [member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in corporate tax rate	23.00%